Note 12 - Financial Instruments (Details 2)	6 Months Ended
May 31, 2017 CAD
Undiscounted future cash flows	CAD 4,147,670
Accounts Payable [Member]
Undiscounted future cash flows	1,952,098
Accrued Liabilities [Member]
Undiscounted future cash flows	516,224
Capital Lease Obligations [Member]
Undiscounted future cash flows	3,787
Employee Costs Payable [Member]
Undiscounted future cash flows	271,007
Convertible Debentures [Member]
Undiscounted future cash flows	1,404,554
Less Than 3 Months [Member]
Undiscounted future cash flows	2,743,116
Less Than 3 Months [Member] | Accounts Payable [Member]
Undiscounted future cash flows	1,952,098
Less Than 3 Months [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	516,224
Less Than 3 Months [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	3,787
Less Than 3 Months [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	271,007
Less Than 3 Months [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	0
Three To Six Months [Member]
Undiscounted future cash flows	1,404,554
Three To Six Months [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Three To Six Months [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	1,404,554
Six To Nine Months [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Six To Nine Months [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Nine Months To One Year [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Accounts Payable [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Accrued Liabilities [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Capital Lease Obligations [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Employee Costs Payable [Member]
Undiscounted future cash flows	0
Greater Than One Year [Member] | Convertible Debentures [Member]
Undiscounted future cash flows	CAD 0